ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2024	2023

Employees and payroll accruals	$17,959	$23,292
Government authorities	4,837	10,808
Accrued expenses	8,892	7,702
Other short-term liabilities	1,160	834

	$32,848	$42,636